FAIR VALUE MEASUREMENTS (Summary of additional information about the reconciliation of the fair value measurements using significant unobservable inputs level 3) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Balance at beginning of the period	$ 66,794	$ 62,493
Contingent consideration resulting from new acquisitions	14,113	66,794
Fair value change	29,604	2,601
Exchange difference	(4,841)	1,700
Balance at ending of the period	$ 105,670	$ 66,794
Car Dealerships [Member]
Planed Offering date	Apr. 30, 2019	Sep. 30, 2018
Discount rate (from acquisition date to Offering date)	15.00%	15.00%
Discount rate (from Offering date to the last settlement date)	2.75%	2.75%
Offering probability as of December 31, 2017	80.00%	45.00%